UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (410) 345-2000

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2022

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
RPIEX Dynamic Global Bond
Fund –
.
PAIEX Dynamic Global Bond
Fund–
.
Advisor  Class
RPEIX Dynamic Global Bond
Fund–
.
I  Class
TRDZX Dynamic Global Bond
Fund–
.
Z Class

T. ROWE PRICE Dynamic Global Bond Fund
HIGHLIGHTS
The Dynamic Global Bond Fund delivered a positive absolute return and outperformed the ICE BofA US 3-Month Treasury Bill Index benchmark during a market environment in which developed market bond yields ended higher and risk assets, such as equity and credit, struggled.
The portfolio’s country and duration positioning had a strong positive impact on performance, while hedges against downturns in the corporate credit and equities markets detracted. Currency positioning also weighed on performance.
Using the full global fixed income universe, we actively manage the fund’s allocation to global government bond markets and security selection within credit sectors, while at the same time implementing strategies to help mitigate the fund against downside risk.
We believe a liquid profile is needed in the current market environment, as the ability to be flexible and adapt to changes in market conditions will be important.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Dynamic Global Bond Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply in 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Within the S&P 500 Index, energy was a rare bright spot, gaining more than
60% as oil prices jumped in response to Russia’s invasion of Ukraine and concerns over commodity supply shortages. Defensive shares, such as utilities, consumer staples, and health care, held up relatively well and finished the year with roughly flat returns. Conversely, communication services, consumer discretionary, and information technology shares suffered the largest declines.
Elevated inflation remained a leading concern for investors throughout the period, although there were signs that price increases were moderating by year-
end. November’s consumer price index data showed headline inflation rising
7.1% on a 12-month basis, the lowest level since December 2021 but still well above the Federal Reserve’s 2% long-term target.
In response to the high inflation readings, global central banks tightened monetary policy, and investors focused on communications from central bank officials on how high rates would have to go. The Fed, which at the end of
2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of 2022, raised its short-term lending benchmark from near zero in March to a target range of 4.25% to 4.50% by December and indicated that additional hikes are likely.
Bond yields increased considerably across the U.S. Treasury yield curve as the Fed tightened monetary policy, with the yield on the benchmark 10-year
U.S. Treasury note climbing from 1.52% at the start of the period to 3.88% at the end of the year. Significant inversions in the yield curve, which are often considered a warning sign of a coming recession, occurred during the period as shorter-maturity Treasuries experienced the largest yield increases. The

T. ROWE PRICE Dynamic Global Bond Fund

sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond Index delivering its worst year on record. (Bond prices and yields move in opposite directions.)
As the period came to an end, the economic backdrop appeared mixed.
Although manufacturing gauges have drifted toward contraction levels, the U.S.
jobs market remained resilient, and corporate and household balance sheets appeared strong. Meanwhile, the housing market has weakened amid rising mortgage rates.
The past year has been a trying time for investors as few sectors remained untouched by the broad headwinds that markets faced, and volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, there continue to be opportunities for selective investors focused on fundamentals. Valuations in most global equity markets have improved markedly, although U.S. equities still appear relatively expensive by historical standards, while bond yields have reached some of the most attractive levels since the 2008 global financial crisis.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Dynamic Global Bond Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks high current income.
FUND COMMENTARY
How did the fund perform in the past 12 months?
The T. Rowe Price Dynamic
Global Bond Fund returned
3.60% for the 12-month
period ended December 31,
2022, outperforming the
ICE BofA US 3-Month
Treasury Bill Index. (Results
for the fund’s Advisor, I,
and Z Class shares varied
slightly, reflecting their
different fee structures. Past
performance cannot guarantee
future results. )
What factors influenced the
fund’s performance?
This past year was turbulent for financial markets, driven by the war in
Ukraine and major central banks responding aggressively to curb inflation at multi-decade highs. This led to a broad and rapid rise in developed market bond yields. Risk markets also struggled throughout with bouts of extreme volatility. The challenging market conditions gave the fund the opportunity to demonstrate our ability to help manage downside risks and act as a diversifier during times of market stress.
Although the benchmark is the ICE BofA US 3-Month Treasury Bill Index, the
portfolio’s unconstrained approach makes direct positioning comparisons with the benchmark much less informative than for traditional fixed income funds whose holdings are more closely aligned with an index. As a result, we refer to positions as long (those benefiting from an increase in price) or short (those benefiting from a decrease in price) as opposed to overweight or underweight relative to the benchmark.
The fund’s overall duration and country positioning had a positive impact on returns. (Duration measures a bond’s sensitivity to changes in interest rates.)
A short U.S. duration stance was among the top contributors to returns, particularly in the third quarter of the year as the U.S. Federal Reserve raised
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/22 6 Months 12 Months
Dynamic Global Bond
Fund –
.
-1.99% 3.60%
Dynamic Global Bond
Fund–
.
Advisor  Class -2.00 3.53
Dynamic Global Bond
Fund–
.
I  Class -1.80 3.92
Dynamic Global Bond
Fund–
.
Z  Class -1.54 4.45
ICE BofA US 3-Month
Treasury Bill Index 1.32 1.47

T. ROWE PRICE Dynamic Global Bond Fund

interest rates aggressively. Our short duration positions in the UK, Italy,
Germany, and Canada benefited returns as yields also rose broadly in these markets. A long duration position in New Zealand and allocations to South
Korean local bonds detracted, however, amid the broad rise in sovereign bond yields.
The fund’s currency positioning had a negative impact on returns owing to losses from a broadly long U.S. dollar bias in the final quarter of the year. Other detractors included our positioning in the British pound, euro, and Polish zloty.
Long positions in the Canadian dollar and the Hungarian forint also weighed on returns. However, we benefited from short positions in the Taiwanese dollar and the Israeli shekel.
Sector allocations also
detracted. Maintaining
options on U.S. equities that
would benefit from a market
downturn dragged on returns
in the second half of the year.
Long exposures in select U.S.
investment-grade and high
yield corporate bonds also
weighed on performance.
The portfolio also maintained
hedges against widening
credit spreads in U.S. high
yield, which detracted over
the period. (Credit spreads
measure the additional
yield that investors demand
for holding a bond with
credit risk over a similar-
maturity, high-quality
government security.)
We actively manage downside
risk in the portfolio. Some
of our currency positions
are driven by their
defensive characteristics
as we continue to monitor
potential illiquidity in the markets and investors’ behavior in times of market stress. We employ a wide range of techniques to actively manage downside risk, which can involve credit derivatives on indexes and individual issuers
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
Dynamic Global Bond Fund

T. ROWE PRICE Dynamic Global Bond Fund

as well as put options on broad stock market indexes. We choose hedging instruments based on which provide the best combination of low cost, liquidity, and support against a broad downturn in stocks, bonds, or currencies. We also use derivatives to gain exposure to certain sectors or asset classes or to manage duration. The fund maintained material exposure to interest rate, currency, and credit derivatives. The fund’s material overall exposure to derivatives contributed to absolute performance during the reporting period.
Interest rate and other derivatives were the principal contributors, followed by currency forward contracts. However, equity derivatives modestly weighed on absolute performance.
How is the fund positioned?
At the end of the period, the fund's overall duration was around one year, led by a broadly neutral U.S. duration bias. We held short duration positions in countries where we see potential for inflationary pressures to remain sticky and where we expect more hawkishness from central banks. This included the
UK and the eurozone, respectively. We also maintained short duration stances in Canada and China. By contrast, we held long duration exposures in South
Korea, Israel, and New Zealand.
In currencies, the fund was broadly long the U.S. dollar against a range of developed market and emerging market currencies, including the New Zealand dollar, Australian dollar, British pound, Israeli shekel, Taiwanese dollar, and
Polish zloty, on expectations of slowing economic growth. We also held long positions in the Japanese yen. In emerging markets, we held long positions at the end of the period in the Serbian dinar, Czech koruna, and Romanian leu.
In terms of exposure to markets with credit risk, we expressed an overall negative position at the end of December. This was driven by defensive short positions held in synthetic credit instruments, including in U.S. investment grade, U.S. high yield, and European high yield. We also held options on U.S.
equities so that the fund would benefit from a sell-off in equity markets.
What is portfolio management’s outlook?
Looking ahead, we believe the global economy is heading toward a recession according to various economic indicators. While central banks continue to raise interest rates, we are getting closer to the end of a rare tightening cycle by major central banks with potential for the U.S. Federal Reserve to finish raising rates in the first half of 2023. At the same time, the prospect of then moving to

T. ROWE PRICE Dynamic Global Bond Fund

large rate cuts is unlikely, in our view, given the strong employment dynamics and likelihood that inflation stays above target. Therefore, we have turned more neutral on duration and believe that the ability to actively manage duration will be important.
In the currency sphere, we believe the U.S. dollar will weaken over the long-
term horizon due to its expensive valuations and as inflationary pressures cool.
However, in the short term, we expect the dollar to benefit as the recessionary headwinds facing the global economy could boost its appeal. Accordingly, we held a long U.S. dollar bias at the end of December expressed against a range of developed and emerging market currencies.
From a credit perspective, we remain cautious on the outlook. Weakening economic fundamentals is likely to cause volatility as the asset class remains underpriced for the prospect of a global recession, in our view. Therefore, we continue to hold defensive short positions in the portfolio. We also continued
to isolate credit selection from market beta as a potential source of alpha with a focus on short-dated investment-grade credit.
Over the next few months, it will be important to monitor activity signals from major economies to gauge the depth and breadth of the economic slowdown.
We also believe it will be important to monitor corporate earning as signs of a meaningful decline could have an impact on sentiment in risk markets.
Against this backdrop, volatility is expected to continue, though it may ease from the extreme levels of the past year if inflation cools. Overall, we believe that it’s important to be tactical and keep a liquid profile in the portfolio. This should help give us flexibility to adapt to changes in market conditions and take advantage of any pricing anomalies and dislocations that might occur. We will continue to follow our investment process and maintain a portfolio that aims to strike the right balance between specific risk-seeking positions and more risk-defensive positions.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Dynamic Global Bond Fund

RISKS OF BOND INVESTING
Bonds are subject to interest rate risk, the decline in bond prices that usually accompanies a rise in interest rates, and credit risk, the chance that any fund holding could have its credit rating downgraded or that a bond issuer will default (fail to make timely payments of interest or principal), potentially reducing the fund’s income level and share price. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which is an increase in interest rates that causes a fund’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This could increase the fund’s sensitivity to rising interest rates and its potential for price declines.
International investments are subject to currency risk , a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund’s holdings can be significant and long lasting depending on the currencies represented in the portfolio, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.
Further, exchange rate movements are unpredictable, and it is not possible to effectively hedge the currency risks of many developing countries. The fund’s use of derivatives may expose it to additional volatility in comparison with investing directly in bonds and other debt securities. Derivatives can be illiquid and difficult to value and may involve leverage so that small changes produce disproportionate losses for the fund, and any instruments not traded on an exchange are subject to counterparty risk. The fund’s principal use of derivatives involves the risk that interest rate movements, changes in currency values and exchange rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm performance and impair efforts to reduce overall volatility.
BENCHMARK INFORMATION
Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: ICE Data Indices, LLC (“ICE DATA”), is used with permission.
ICE DATA, ITS AFFILIATES AND THEIR RESPECTIVE THIRD-
PARTY SUPPLIERS DISCLAIM ANY AND ALL WARRANTIES AND
REPRESENTATIONS, EXPRESS AND/OR IMPLIED, INCLUDING
ANY WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A
PARTICULAR PURPOSE OR USE, INCLUDING THE INDICES, INDEX
DATA AND ANY DATA INCLUDED IN, RELATED TO, OR DERIVED

T. ROWE PRICE Dynamic Global Bond Fund

THEREFROM. NEITHER ICE DATA, ITS AFFILIATES NOR THEIR
RESPECTIVE THIRD-PARTY SUPPLIERS SHALL BE SUBJECT TO ANY
DAMAGES OR LIABILITY WITH RESPECT TO THE ADEQUACY,
ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDICES OR
THE INDEX DATA OR ANY COMPONENT THEREOF, AND THE INDICES
AND INDEX DATA AND ALL COMPONENTS THEREOF ARE PROVIDED
ON AN “AS IS” BASIS AND YOUR USE IS AT YOUR OWN RISK. ICE DATA,
ITS AFFILIATES AND THEIR RESPECTIVE THIRD-PARTY SUPPLIERS DO
NOT SPONSOR, ENDORSE, OR RECOMMEND T. ROWE PRICE OR ANY
OF ITS PRODUCTS OR SERVICES.
ICE Benchmark Administration Limited makes no warranty, express or implied, either as to the results to be obtained from the use of ICE LIBOR and/or the figure at which ICE LIBOR stands at any particular time on any particular day or otherwise. ICE Benchmark Administration Limited makes no express or implied warranties of merchantability or fitness for a particular purpose in respect of any use of ICE LIBOR.
Note: © 2023, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
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OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written
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("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors
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obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Dynamic Global Bond Fund

any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Dynamic Global Bond Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
DYNAMIC GLOBAL BOND FUND
Note: Performance for the Advisor, I, and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.

T. ROWE PRICE Dynamic Global Bond Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/22 1 Year 5 Years
Since
Inception
Inception
Date
Dynamic Global Bond Fund –
.
3.60% 2.65% 2.51% 1/22/15
Dynamic Global Bond Fund–
.
Advisor  Class 3.53 2.42 2.27 1/22/15
Dynamic Global Bond Fund–
.
I  Class 3.92 2.82 2.44 8/28/15
Dynamic Global Bond Fund–
.
Z  Class 4.45 – 4.69 3/16/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor, I, and Z Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Past performance cannot guarantee future results.

T. ROWE PRICE Dynamic Global Bond Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has four share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Dynamic Global Bond Fund 0.70%
Dynamic Global Bond Fund–Advisor Class 1.23
Dynamic Global Bond Fund–I Class 0.52
Dynamic Global Bond Fund–Z Class 0.52
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Dynamic Global Bond Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
DYNAMIC GLOBAL BOND FUND
Beginning
Account Value
7/1/22
Ending
Account Value
12/31/22
Expenses Paid
During Period*
7/1/22 to 12/31/22
Investor Class
Actual $1,000.00 $980.10 $3.44
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
Advisor Class
Actual   1,000.00   980.00   4.49
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.67   4.58
I Class
Actual   1,000.00   982.00   2.60
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,022.58   2.65
Z Class
Actual   1,000.00   984.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.69%,
the
2
Advisor Class was 0.90%, the
3
I Class was 0.52%, and the
4
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.54 $ 9.89 $ 9.22 $ 9.49 $ 9.82
Investment activities
Net investment income
(1)(2)
0.43 0.16 0.24 0.29 0.28
Net realized and unrealized gain/
loss (0.10) (0.15) 0.62 (0.33) (0.20)
Total from investment activities 0.33 0.01 0.86 (0.04) 0.08
Distributions
Net investment income (0.25) (0.23) (0.19) (0.05) (0.24)
Net realized gain (1.10) (0.13) — — (0.17)
Tax return of capital — — — (0.18) —
Total distributions (1.35) (0.36) (0.19) (0.23) (0.41)
NET ASSET VALUE
End of period $ 8.52 $ 9.54 $ 9.89 $ 9.22 $ 9.49

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3.60% 0.07% 9.42% (0.40)% 0.87%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.71% 0.68% 0.65% 0.65% 0.68%
Net expenses after waivers/
payments by Price Associates 0.71% 0.68% 0.65% 0.65% 0.68%
Net investment income 4.46% 1.64% 2.60% 3.12% 2.88%
Portfolio turnover rate 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of period (in
millions) $546 $133 $407 $3,156 $3,280
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.51 $ 9.88 $ 9.20 $ 9.47 $ 9.81
Investment activities
Net investment income
(1)(2)
0.39 0.28 0.23 0.27 0.25
Net realized and unrealized gain/
loss (0.06) (0.31) 0.62 (0.33) (0.20)
Total from investment activities 0.33 (0.03)
(3)
0.85 (0.06) 0.05
Distributions
Net investment income (0.24) (0.21) (0.17) (0.05) (0.22)
Net realized gain (1.10) (0.13) — — (0.17)
Tax return of capital — — — (0.16) —
Total distributions (1.34) (0.34) (0.17) (0.21) (0.39)
NET ASSET VALUE
End of period $ 8.50 $ 9.51 $ 9.88 $ 9.20 $ 9.47

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(4)
3.53% (0.33)% 9.28% (0.66)% 0.60%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.04% 1.21% 0.96% 1.21% 1.25%
Net expenses after waivers/
payments by Price Associates 0.90% 0.90% 0.90% 0.90% 0.90%
Net investment income 4.08% 2.83% 2.41% 2.87% 2.59%
Portfolio turnover rate 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of period (in
thousands) $557 $147 $158 $271 $378
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
The amount presented is inconsistent with the fund's results of operations because of the timing of redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 9.53 $ 9.89 $ 9.22 $ 9.49 $ 9.82
Investment activities
Net investment income
(1)(2)
0.41 0.26 0.23 0.30 0.30
Net realized and unrealized gain/
loss (0.05) (0.24) 0.65 (0.33) (0.21)
Total from investment activities 0.36 0.02 0.88 (0.03) 0.09
Distributions
Net investment income (0.27) (0.25) (0.21) (0.05) (0.25)
Net realized gain (1.10) (0.13) — — (0.17)
Tax return of capital — — — (0.19) —
Total distributions (1.37) (0.38) (0.21) (0.24) (0.42)
NET ASSET VALUE
End of period $ 8.52 $ 9.53 $ 9.89 $ 9.22 $ 9.49

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
Ratios/Supplemental Data
Total return
(2)(3)
3.92% 0.18% 9.59% (0.26)% 0.98%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.52% 0.50% 0.51% 0.51% 0.54%
Net expenses after waivers/
payments by Price Associates 0.52% 0.50% 0.51% 0.51% 0.54%
Net investment income 4.24% 2.63% 2.43% 3.27% 3.04%
Portfolio turnover rate 134.3% 112.7% 146.1% 188.3% 165.2%
Net assets, end of period (in
millions) $731 $568 $535 $1,456 $1,161
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 7 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Dynamic Global Bond Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 9.53 $ 9.90 $ 9.34
Investment activities
Net investment income
(2)(3)
0.45 0.36 0.24
Net realized and unrealized gain/loss (0.04) (0.30) 0.52
Total from investment activities 0.41 0.06 0.76
Distributions
Net investment income (0.32) (0.30) (0.20)
Net realized gain (1.10) (0.13) —
Total distributions (1.42) (0.43) (0.20)
NET ASSET VALUE
End of period $ 8.52 $ 9.53 $ 9.90
Ratios/Supplemental Data
Total return
(3)(4)
4.45% 0.57% 8.21%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.51% 0.50% 0.51%
(5)
Net expenses after waivers/payments by Price Associates 0.00% 0.00% 0.00%
(5)
Net investment income 4.68% 3.67% 3.06%
(5)
Portfolio turnover rate 134.3% 112.7% 146.1%
Net assets, end of period (in millions) $3,206 $3,833 $3,170
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 7 for details of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2022

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BRAZIL 5.5%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 5.875%, 1/31/50 (USD)  (1)(2) 17,530,000 13,611
13,611
Government Bonds 5.2%
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/27  1,179,928,000 205,417
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%, 1/1/31  175,949,000 29,139
234,556
Total Brazil (Cost
$266,767
)
248,167
CANADA 0.3%
Corporate Bonds 0.3%
Toronto-Dominion Bank, VR, 8.125%, 10/31/82 (USD)  (3) 15,285,000 15,783
Total Canada (Cost
$15,285
)
15,783
CHILE 1.6%
Government Bonds 1.6%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  62,540,000,000 70,549
Total Chile (Cost
$87,595
)
70,549
CHINA 0.9%
Convertible Bonds 0.0%
Vnet Group, Zero Coupon, 2/1/26 (USD)  1,430,000 1,183
1,183
Corporate Bonds 0.9%
CIFI Holdings Group, 4.375%, 4/12/27 (USD)  (2)(4)(5) 11,400,000 3,027
CIFI Holdings Group, 4.45%, 8/17/26 (USD)  (2)(4)(5) 10,055,000 2,658
Country Garden Holdings, 3.30%, 1/12/31 (USD)  (2) 22,424,000 11,863
Kaisa Group Holdings, 8.50%, 6/30/22 (USD)  (4)(5) 15,890,000 2,225
Kaisa Group Holdings, 11.50%, 1/30/23 (USD)  (4)(5) 8,854,000 1,246
Kaisa Group Holdings, 11.70%, 11/11/25 (USD)  (4)(5) 2,800,000 394
Kaisa Group Holdings, 11.95%, 10/22/22 (USD)  (4)(5) 13,051,000 1,817
Longfor Group Holdings, 3.85%, 1/13/32 (USD)  (2) 11,115,000 7,727
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  (4)(5) 17,195,000 3,216
Shimao Group Holdings, 5.20%, 1/16/27 (USD)  (4)(5) 2,220,000 422
Times China Holdings, 6.20%, 3/22/26 (USD)  3,220,000 554

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 6.75%, 7/8/25 (USD)  12,750,000 2,218
37,367
Total China (Cost
$90,931
)
38,550
COLOMBIA 0.1%
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC, Acquisition date: 6/1/22,
Cost $2,732 (USD)  (5)(6) † 2,704
Total Colombia (Cost
$2,732
)
2,704
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 2.75%, 5/3/49  (2) 20,454,000 17,408
Total Cyprus (Cost
$19,877
)
17,408
CZECHIA 1.2%
Government Bonds 1.2%
Republic of Czech, Series 138, 1.75%, 6/23/32  1,550,000,000 51,989
Total Czechia (Cost
$53,329
)
51,989
DENMARK 0.4%
Corporate Bonds 0.4%
Danske Bank, 1.226%, 6/22/24 (USD)  (1) 20,245,000 18,840
Total Denmark (Cost
$18,797
)
18,840
DOMINICAN REPUBLIC 0.1%
Government Bonds 0.1%
Dominican Republic, 5.50%, 2/22/29 (USD)  (1) 5,435,000 5,021
Total Dominican Republic (Cost
$4,711
)
5,021
FRANCE 0.1%
Corporate Bonds 0.1%
Altice France Holding, 4.00%, 2/15/28  (1) 3,780,000 2,583
Total France (Cost
$3,662
)
2,583

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GERMANY 6.0%
Government Bonds 6.0%
Deutsche Bundesrepublik, Inflation-Indexed, 0.10%, 4/15/26  254,119,074 269,111
Total Germany (Cost
$303,881
)
269,111
HUNGARY 2.2%
Government Bonds 2.2%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  37,696,900,000 73,347
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  14,978,100,000 23,355
Total Hungary (Cost
$108,902
)
96,702
INDIA 0.6%
Corporate Bonds 0.3%
HDFC Bank, 8.10%, 3/22/25  1,200,000,000 14,389
14,389
Government Bonds 0.3%
Republic of India, 6.45%, 10/7/29  1,253,000,000 14,494
14,494
Total India (Cost
$35,086
)
28,883
IRELAND 1.2%
Corporate Bonds 1.2%
AerCap Ireland Capital, 3.00%, 10/29/28 (USD)  13,050,000 10,908
AerCap Ireland Capital, 3.30%, 1/30/32 (USD)  15,025,000 11,673
AerCap Ireland Capital, 3.50%, 1/15/25 (USD)  11,431,000 10,883
AerCap Ireland Capital, 6.50%, 7/15/25 (USD)  15,701,000 15,888
AerCap Ireland Capital, FRN, SOFR + 0.68%, 5.003%, 9/29/23
(USD)  6,390,000 6,270
Total Ireland (Cost
$63,122
)
55,622
ISRAEL 2.0%
Government Bonds 2.0%
State of Israel, Series 0347, 3.75%, 3/31/47  308,651,000 88,039
Total Israel (Cost
$106,816
)
88,039

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
ITALY 0.3%
Corporate Bonds 0.3%
Enel Finance International, 6.80%, 10/14/25 (USD)  (1) 8,100,000 8,323
Enel Finance International, 7.75%, 10/14/52 (USD)  (1) 5,200,000 5,570
Total Italy (Cost
$12,999
)
13,893
JAPAN 3.0%
Government Bonds 3.0%
Japan Government Thirty Year Bond, Series 76, 1.40%, 9/20/52  18,320,800,000 133,781
Total Japan (Cost
$131,360
)
133,781
MALAYSIA 1.2%
Government Bonds 1.2%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  16,300,000 15,959
Government of Malaysia, Series 0216, 4.736%, 3/15/46  67,360,000 15,702
Government of Malaysia, Series 0518, 4.921%, 7/6/48  89,920,000 21,306
Total Malaysia (Cost
$53,420
)
52,967
MEXICO 7.7%
Government Bonds 7.7%
United Mexican States, Series M, 5.75%, 3/5/26  1,952,900,000 90,776
United Mexican States, Series M, 8.00%, 11/7/47  590,834,000 27,062
United Mexican States, Series M 20, 7.50%, 6/3/27  3,630,400,000 175,785
United Mexican States, Series M 20, 8.50%, 5/31/29  1,016,500,000 50,772
Total Mexico (Cost
$338,348
)
344,395
NETHERLANDS 0.2%
Common Stocks 0.0%
Fortenova Group STAK Stichting, ADR  597,196 243
243
Convertible Bonds 0.0%
Fortenova Group TopCo, 2.50%, 4/1/24, (2.50% PIK)  (7) 2,557,406 1,040
1,040
Corporate Bonds 0.2%
NXP, 5.00%, 1/15/33 (USD)  (2) 10,730,000 10,093
10,093
Total Netherlands (Cost
$11,965
)
11,376

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
NEW ZEALAND 2.1%
Government Bonds 2.1%
Government of New Zealand, Series 0551, 2.75%, 5/15/51  209,229,000 95,157
Total New Zealand (Cost
$116,792
)
95,157
PHILIPPINES 0.6%
Government Bonds 0.6%
Republic of Philippines, 6.25%, 1/14/36  1,679,000,000 27,523
Total Philippines (Cost
$37,438
)
27,523
QATAR 0.1%
Corporate Bonds 0.1%
Qatar Energy, 2.25%, 7/12/31 (USD)  8,240,000 6,841
Total Qatar (Cost
$8,293
)
6,841
ROMANIA 1.6%
Government Bonds 1.6%
Republic of Romania, Series 10Y, 5.00%, 2/12/29  313,590,000 58,741
Republic of Romania, Series 15YR, 5.80%, 7/26/27  64,950,000 13,095
Total Romania (Cost
$93,690
)
71,836
SERBIA 2.0%
Government Bonds 2.0%
Republic of Serbia, Series 10Y, 5.875%, 2/8/28  5,669,670,000 49,759
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  5,187,930,000 39,442
Total Serbia (Cost
$112,601
)
89,201
SOUTH AFRICA 4.9%
Government Bonds 4.9%
Republic of South Africa, Series R186, 10.50%, 12/21/26  1,797,220,000 111,980
Republic of South Africa, Series 2030, 8.00%, 1/31/30  920,000,000 48,284
Republic of South Africa, Series 2048, 8.75%, 2/28/48  1,325,810,000 61,011
Total South Africa (Cost
$235,048
)
221,275

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SWEDEN 0.3%
Corporate Bonds 0.3%
Castellum, 2.125%, 11/20/23 (EUR)  (2) 12,220,000 12,532
Total Sweden (Cost
$11,553
)
12,532
THAILAND 2.1%
Government Bonds 2.1%
Kingdom of Thailand, 3.60%, 6/17/67  952,465,000 23,830
Kingdom of Thailand, Series ILB, Inflation-Indexed, 1.25%,
3/12/28  2,436,636,514 68,330
Total Thailand (Cost
$106,252
)
92,160
UNITED KINGDOM 15.5%
Corporate Bonds 1.6%
Barclays, VR, 7.385%, 11/2/28 (USD)  (3) 16,040,000 16,672
Barclays, VR, 7.437%, 11/2/33 (USD)  (3) 16,130,000 16,963
HSBC Holdings, VR, 7.39%, 11/3/28 (USD)  (3) 16,100,000 16,887
HSBC Holdings, VR, 8.113%, 11/3/33 (USD)  (3) 16,190,000 17,113
Merlin Entertainments, 5.75%, 6/15/26 (USD)  1,215,000 1,136
Motion Bondco, 6.625%, 11/15/27 (USD)  (1) 2,200,000 1,875
70,646
Government Bonds 13.9%
United Kingdom Inflation-Linked Gilt, Series 3MO, 0.125%,
3/22/24  505,700,496 623,019
623,019
Total United Kingdom (Cost
$695,543
)
693,665
UNITED STATES 18.4%
Asset-Backed Securities 2.0%
Applebee's Funding, Series 2019-1A, Class A2I, 4.194%,
6/5/49  (1) 4,407,480 4,331
Carmax Auto Owner Trust, Series 2019-2, Class C, 3.16%,
2/18/25  6,340,000 6,277
Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%,
5/15/28  2,975,000 2,912
Driven Brands Funding, Series 2018-1A, Class A2, 4.739%,
4/20/48  (1) 2,354,075 2,186
Driven Brands Funding, Series 2019-2A, Class A2, 3.981%,
10/20/49  (1) 4,840,300 4,269

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Exeter Automobile Receivables Trust, Series 2021-1A, Class E,
2.21%, 2/15/28  (1) 17,480,000 15,937
FOCUS Brands Funding, Series 2022-1, Class A2, 7.206%,
7/30/52  (1) 19,152,000 18,345
Hardee's Funding, Series 2018-1A, Class A2II, 4.959%,
6/20/48  (1) 10,806,197 10,149
Hardee's Funding, Series 2020-1A, Class A2, 3.981%,
12/20/50  (1) 4,483,500 3,839
Progress Residential Trust, Series 2022-SFR5, Class D, 5.734%,
6/17/39  (1) 1,095,000 1,002
Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class
B, 5.281%, 5/15/32  (1) 13,432,942 13,114
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
C, 5.916%, 8/16/32  (1) 2,590,007 2,575
Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class
D, 6.793%, 8/16/32  (1) 6,103,184 6,052
90,988
Bank Loans 0.5% (8)
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
7.915%, 8/21/26  7,909,313 7,189
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 10.938%, 6/4/29  5,850,000 4,098
IRB Holding, FRN, 1M TSFR + 3.00%, 7.317%, 12/15/27  4,632,488 4,490
Life Time, FRN, 1M USD LIBOR + 4.75%, 9.485%, 12/16/24  2,496,426 2,480
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 6.884%,
10/19/26  941,571 939
RealPage, FRN, 1M USD LIBOR + 3.00%, 7.384%, 4/24/28  2,681,063 2,544
21,740
Corporate Bonds 4.7%
AEP Texas, 5.25%, 5/15/52  10,785,000 10,322
Ally Financial, 1.45%, 10/2/23  44,650,000 43,215
Citigroup, VR, 4.91%, 5/24/33  (3) 21,555,000 20,217
CoreLogic, 4.50%, 5/1/28  (1) 11,695,000 8,947
DISH Network, 11.75%, 11/15/27  (1) 23,545,000 24,134
KeyCorp, VR, 4.789%, 6/1/33  (3) 12,945,000 12,257
Lions Gate Capital Holdings, 5.50%, 4/15/29  (1) 4,000,000 2,300
NextEra Energy Capital Holdings, 5.00%, 7/15/32  8,435,000 8,298
NGL Energy Partners, 7.50%, 11/1/23  (2) 6,000,000 5,820
Pacific Gas & Electric, 3.30%, 8/1/40  2,250,000 1,532
Pacific Gas & Electric, 3.50%, 8/1/50  9,775,000 6,121
Pacific Gas & Electric, 4.95%, 7/1/50  6,233,000 4,880
PG&E, 5.00%, 7/1/28  (2) 2,395,000 2,191
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 10.164%,
10/15/26  (1) 14,775,000 14,295
SBA Tower Trust, 2.836%, 1/15/25  (1) 7,420,000 6,988
Select Medical, 6.25%, 8/15/26  (1) 17,100,000 16,074

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Southern, VR, 1.875%, 9/15/81 (EUR)  (3) 7,590,000 6,309
Townsquare Media, 6.875%, 2/1/26  (1) 9,850,000 8,766
Vistra, VR, 7.00%  (1)(3)(9) 7,285,000 6,684
209,350
Municipal Securities 0.5%
Puerto Rico Commonwealth, GO, VR, 11/1/43  (5)(10) 4,847,592 2,121
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  343,672 318
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,322,744 715
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  1,027,849 891
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  923,898 777
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  792,950 649
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  1,078,109 844
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  1,121,218 841
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  573,961 574
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,144,738 1,153
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  1,134,370 1,156
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,115,968 1,142
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  1,083,929 1,121
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  11,530,000 10,387
22,689
Non-U.S. Government Mortgage-Backed Securities 1.9%
BANK, Series 2020-BN25, Class AS, 2.841%, 1/15/63  8,515,000 6,959
BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%,
2/15/53  7,995,000 6,623
Benchmark Mortgage Trust, Series 2020-B16, Class AM, ARM,
2.944%, 2/15/53  5,730,000 4,751
BRAVO Residential Funding Trust, Series 2022-NQM2, Class A1,
CMO, ARM, 4.272%, 11/25/61  (1) 4,484,871 4,253
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 6.468%, 4/15/34  (1) 5,535,000 5,175
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52  (1) 4,517,000 4,008
Connecticut Avenue Securities Trust, Series 2022-R06, Class
1M1, CMO, ARM, SOFR30A + 2.75%, 6.678%, 5/25/42  (1) 6,102,293 6,178

T. ROWE PRICE Dynamic Global Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Natixis Commercial Mortgage Securities Trust, Series 2019-
MILE, Class A, ARM, 1M TSFR + 1.50%, 5.818%, 7/15/36  (1) 7,500,000 7,173
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1A, CMO, ARM, SOFR30A + 1.30%, 5.228%, 2/25/42  (1) 10,355,939 10,184
Towd Point Mortgage Trust, Series 2017-6, Class A1, CMO,
ARM, 2.75%, 10/25/57  (1) 1,380,161 1,316
Towd Point Mortgage Trust, Series 2018-1, Class A1, CMO,
ARM, 3.00%, 1/25/58  (1) 1,127,147 1,087
Towd Point Mortgage Trust, Series 2018-3, Class A1, CMO,
ARM, 3.75%, 5/25/58  (1) 2,323,889 2,197
TRK Trust, Series 2022-INV1, Class A1, CMO, ARM, 2.577%,
2/25/57  (1) 14,768,318 12,944
Verus Securitization Trust, Series 2022-1, Class A1, CMO, STEP,
2.724%, 1/25/67  (1) 16,968,247 14,747
87,595
U.S. Treasury Obligations 8.8%
U.S. Treasury Notes, 3.875%, 11/30/27  395,400,000 393,176
393,176
Total United States (Cost
$862,535
)
825,538
SHORT-TERM INVESTMENTS 11.3%
Money Market Funds 11.3%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 506,079,770 506,080
Total Short-Term Investments (Cost $506,080) 506,080
SECURITIES LENDING COLLATERAL 0.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 8,812,453 8,812
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 8,812
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 4.30%  (11)(12) 19,806,780 19,807
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 19,807
Total Securities Lending Collateral (Cost $28,619) 28,619

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.7%
OTC Options Purchased 0.7%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.IG-S39, 5 Year
Index, 12/20/27),
Pay 1.00% Quarterly,
Receive upon credit
default, 1/18/23 @
82.50%*  (5) 1 438,240 777
Goldman Sachs
5 Year Interest Rate
Swap, 12/8/28
Pay Fixed 3.78%
Annually, Receive
Variable 4.30%
(SOFR) Semi-
Annually, 12/6/23 @
3.78%*  (5) 2 670,000 11,136
Goldman Sachs
Credit Default
Protection Bought
(Relevant Credit:
Markit CDX.
NA.HY-S39, 5 Year
Index, 12/20/27),
Pay 5.00% Quarterly,
Receive upon credit
default, 1/18/23 @
98.50%*  (5) 1 223,500 743
Goldman Sachs
USD / EUR
Call, 3/2/23 @
EUR1.01  (5) 1 228,000 341
Morgan Stanley
10 Year Interest
Rate Swap, 12/1/33
Pay Fixed 3.63%
Annually, Receive
Variable 4.30%
(SOFR) Annually,
11/29/23 @
3.63%*  (5) 2 448,000 13,828
Morgan Stanley
S&P 500 Index,
Put, 1/20/23 @
$3,650.00  (5) 1,745 669,993 3,106

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD / JPY
Put, 2/17/23 @
JPY128.80  (5) 1 89,313 1,295
UBS Investment Bank
USD / JPY
Put, 3/17/23 @
JPY127.85  (5) 1 89,313 1,510
Total Options Purchased (Cost $35,825) 32,736
Total Investments in Securities
95.2% of Net Assets
(Cost $4,579,854) $ 4,269,526
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$295,072 and represents 6.6% of net assets.
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2022.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,704 and represents 0.1% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
(9) Perpetual security with no stated maturity date.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CPI Consumer Price Index
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GBP British Pound
GBP SONIA Sterling Overnight Index Average
GO General Obligation
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NZD New Zealand Dollar
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PLN Polish Zloty
RON New Romanian Leu
RSD Serbian Dinar
SEK Swedish Krona
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Dynamic Global Bond Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.HY-S39, 5
Year Index, 12/20/27), Pay
5.00% Quarterly, Receive
upon credit default, 1/18/23
@ 95.00%* 1 223,500 (204)
Barclays Bank
Credit Default Protection
Bought (Relevant Credit:
Markit CDX.NA.IG-S39, 5
Year Index, 12/20/27), Pay
1.00% Quarterly, Receive
upon credit default, 1/18/23
@ 90.00%* 1 438,240 (337)
Total Options Written (Premiums $(2,086)) $ (541)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
SWAPS 1.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.4)%
Credit Default Swaps, Protection Bought (0.5)%
Bahrain 0.0%
Barclays Bank, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/23 (USD) * 8,426 34 139 (105)
JPMorgan Chase, Protection Bought
(Relevant Credit: Government of Bahrain),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 (USD) * 15,413 503 523 (20)
Total Bahrain 662 (125)
Luxembourg (0.0)%
Barclays Bank, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 * 11,714 (271) (251) (20)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 * 9,886 (229) (200) (29)
Citibank, Protection Bought (Relevant
Credit: Glencore Finance Europe), Pay
5.00% Quarterly, Receive upon credit
default, 6/20/23 * 3,210 (74) (86) 12
JPMorgan Chase, Protection Bought
(Relevant Credit: Glencore Finance
Europe), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/23 * 3,000 (69) (116) 47
Total Luxembourg (653) 10
United States (0.5)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 20,610 (1,978) (1,986) 8
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 92,800 (8,905) (7,541) (1,364)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 21,965 (1,127) (1,212) 85
Goldman Sachs, Protection Bought
(Relevant Credit: Post Holdings), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 * 1,805 (238) (213) (25)
JPMorgan Chase, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 24,750 (2,375) (2,466) 91
JPMorgan Chase, Protection Bought
(Relevant Credit: Murphy Oil), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 * 2,045 142 235 (93)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/26 * 46,400 (4,452) (3,541) (911)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 89,734 (7,064) (7,427) 363
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S39, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 * 21,956 (1,728) (1,719) (9)
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S15, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/64 * 32,590 6,233 5,988 245
Total United States (19,882) (1,610)
Total Bilateral Credit Default Swaps, Protection
Bought (19,873) (1,725)
Credit Default Swaps, Protection Sold 0.1%
Luxembourg 0.1%
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 12,000 1,262 1,747 (485)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Protection Sold
(Relevant Credit: ArcelorMittal, Baa3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/25 * 16,950 1,783 1,767 16
Total Luxembourg 3,514 (469)
United States 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 5,060 (105) (145) 40
Barclays Bank, Protection Sold (Relevant
Credit: AT&T, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/23 * 13,860 26 13 13
Barclays Bank, Protection Sold (Relevant
Credit: CCO Holdings, B1*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/23 * 7,450 276 234 42
Barclays Bank, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive
5.00% Quarterly, Pay upon credit default,
3/20/23 * 13,050 125 92 33
Barclays Bank, Protection Sold (Relevant
Credit: Murphy Oil, Ba2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/23 * 16,500 (112) (260) 148
Barclays Bank, Protection Sold (Relevant
Credit: Royal Caribbean Cruises, B3*),
Receive 5.00% Quarterly, Pay upon credit
default, 12/20/23 * 4,410 (38) (160) 122
Credit Suisse, Protection Sold (Relevant
Credit: Calpine, B2*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 21,650 376 267 109
Credit Suisse, Protection Sold (Relevant
Credit: Ford Motor, Ba2*), Receive
5.00% Quarterly, Pay upon credit default,
6/20/23 * 12,650 223 144 79
Total United States 185 586
Total Bilateral Credit Default Swaps, Protection Sold 3,699 117

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Total Return Swaps 0.0%
United States 0.0%
Morgan Stanley, Pay Underlying
Reference: iBoxx USD Liquid High Yield
Index at Maturity, Receive Variable 4.302%
(SOFR) Quarterly, 6/20/23 22,200 394 — 394
Total United States — 394
Total Bilateral Total Return Swaps — 394
Total Bilateral Swaps (16,174) (1,214)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 1.5%
Credit Default Swaps, Protection Bought (0.1)%
Foreign/Europe (0.1)%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 360,385 (4,493) 7,251 (11,744)
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 2,000 (10) 34 (44)
Total Foreign/Europe (11,788)
France (0.0)%
Protection Bought (Relevant Credit:
Sanofi), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 14,200 (431) (314) (117)
Total France (117)
Luxembourg (0.0)%
Protection Bought (Relevant Credit:
Glencore Finance Europe), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 7,215 (994) (1,598) 604
Total Luxembourg 604

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
South Africa 0.1%
Protection Bought (Relevant Credit:
Republic of South Africa), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 (USD) 69,750 4,412 5,767 (1,355)
Total South Africa (1,355)
United States (0.1)%
Protection Bought (Relevant Credit:
Apache), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/27 12,270 395 725 (330)
Protection Bought (Relevant Credit: Gap),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 21,620 4,132 3,682 450
Protection Bought (Relevant Credit: Iron
Mountain), Pay 5.00% Quarterly, Receive
upon credit default, 12/20/27 2,902 (358) (360) 2
Protection Bought (Relevant Credit:
Macy's), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/27 23,770 3,431 4,279 (848)
Protection Bought (Relevant Credit: Markit
CDX.EM-S38, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 90,100 5,236 6,217 (981)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S33, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 238,656 (7,191) (2,887) (4,304)
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 627,080 (4,697) 13,377 (18,074)
Protection Bought (Relevant Credit: Markit
CDX.NA.IG-S39, 5 Year Index), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/27 893,925 (7,422) 753 (8,175)
Protection Bought (Relevant Credit:
Murphy Oil), Pay 1.00% Quarterly, Receive
upon credit default, 6/21/27 8,180 569 900 (331)
Protection Bought (Relevant Credit:
Occidental Petroleum), Pay 1.00%
Quarterly, Receive upon credit default,
6/21/27 30,945 408 1,460 (1,052)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Bought (Relevant Credit: Xerox),
Pay 1.00% Quarterly, Receive upon credit
default, 12/20/27 18,860 2,324 2,770 (446)
Total United States (34,089)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (46,745)
Interest Rate Swaps 1.6%
Canada 0.1%
5 Year Interest Rate Swap, Pay Fixed
3.340% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 72,117 1,019 — 1,019
5 Year Interest Rate Swap, Pay Fixed
3.351% Semi-Annually, Receive Variable
4.788% (3M CAD CDOR) Semi-Annually,
12/8/27 62,902 866 — 866
5 Year Interest Rate Swap, Pay Fixed
3.357% Semi-Annually, Receive Variable
4.788% (3M CAD CDOR) Semi-Annually,
12/8/27 60,272 818 — 818
5 Year Interest Rate Swap, Pay Fixed
3.382% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 80,130 1,020 1 1,019
5 Year Interest Rate Swap, Pay Fixed
3.390% Semi-Annually, Receive Variable
4.855% (3M CAD CDOR) Semi-Annually,
12/9/27 80,129 997 — 997
Total Canada 4,719
China 0.0%
5 Year Interest Rate Swap, Pay Fixed
2.436% Quarterly, Receive Variable
1.800% (7 Day Interbank Repo) Quarterly,
9/27/27 266,500 544 — 544
5 Year Interest Rate Swap, Pay Fixed
2.480% Quarterly, Receive Variable
5.000% (7 Day Interbank Repo) Quarterly,
9/28/27 66,800 125 — 125
5 Year Interest Rate Swap, Pay Fixed
2.482% Quarterly, Receive Variable
5.000% (7 Day Interbank Repo) Quarterly,
9/28/27 210,000 391 — 391

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.500% Quarterly, Receive Variable
3.500% (7 Day Interbank Repo) Quarterly,
9/30/27 96,800 143 1 142
5 Year Interest Rate Swap, Pay Fixed
2.540% Quarterly, Receive Variable
4.800% (7 Day Interbank Repo) Quarterly,
9/29/27 66,800 100 — 100
Total China 1,302
United Kingdom 1.5%
30 Year Interest Rate Swap, Pay Fixed
0.912% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/51 86,175 47,076 (6) 47,082
30 Year Interest Rate Swap, Pay Fixed
1.442% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,190 8,170 — 8,170
30 Year Interest Rate Swap, Pay Fixed
1.467% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 3/18/52 19,189 8,062 1 8,061
30 Year Interest Rate Swap, Pay Fixed
4.387% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 10/11/52 10,620 (2,276) — (2,276)
50 Year Interest Rate Swap, Pay Fixed
0.742% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 9/27/71 8,815 6,191 7 6,184
50 Year Interest Rate Swap, Pay Fixed
4.085% Annually, Receive Variable 0.162%
(GBP SONIA) Annually, 10/11/72 16,984 (4,599) — (4,599)
Total United Kingdom 62,622
Total Centrally Cleared Interest Rate Swaps 68,643
Zero-Coupon Inflation Swaps 0.0%
Foreign/Europe 0.0%
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.093% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 74,483 421 — 421
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.113% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,849 340 — 340
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.190% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 34 1 33
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.203% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 73,848 (11) 1 (12)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Zero-Coupon Inflation Swap Pay
Fixed 3.205% at Maturity, Receive Variable
(Change in CPI) at Maturity, 8/16/27 66,830 (20) — (20)
Total Foreign/Europe 762
Total Centrally Cleared Zero-Coupon Inflation Swaps 762
Total Centrally Cleared Swaps 22,660
Net payments (receipts) of variation margin to date (23,650)
Variation margin receivable (payable) on centrally cleared swaps $ (990)
* Credit ratings as of December 31, 2022. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $5.

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/20/23 EUR 88,220 USD 92,308 $ 2,266
Bank of America 1/20/23 USD 618,036 EUR 623,485 (50,359)
Bank of America 1/20/23 USD 20,048 SEK 225,279 (1,569)
Bank of America 3/17/23 USD 77,745 HUF 31,603,235 (5,131)
Barclays Bank 1/20/23 USD 280 EUR 286 (26)
Barclays Bank 1/20/23 USD 9,397 JPY 1,297,851 (520)
Barclays Bank 1/20/23 USD 8,878 RON 42,271 (268)
Barclays Bank 2/17/23 PLN 62,717 USD 13,769 486
Barclays Bank 3/2/23 BRL 30,769 USD 5,717 43
Barclays Bank 3/10/23 PHP 1,071,758 USD 19,138 70
Barclays Bank 3/17/23 USD 7,262 HUF 2,851,697 (217)
Barclays Bank 3/17/23 USD 6,984 ZAR 121,699 (131)
BNP Paribas 1/20/23 SEK 526,453 USD 51,072 (558)
BNP Paribas 1/20/23 USD 13,792 AUD 21,967 (1,178)
BNP Paribas 1/20/23 USD 7,726 EUR 7,834 (672)
BNP Paribas 1/20/23 USD 5,864 MXN 119,489 (242)
BNP Paribas 1/20/23 USD 2,936 SEK 30,310 28
BNP Paribas 3/2/23 USD 168,233 BRL 913,008 (2,685)
BNP Paribas 3/10/23 CLP 8,022,602 USD 9,198 174
BNP Paribas 3/10/23 USD 95,884 CLP 88,288,615 (7,251)
Canadian Imperial Bank
of Commerce 1/20/23 EUR 803 USD 833 28
Canadian Imperial Bank
of Commerce 1/20/23 USD 89,424 CAD 123,112 (1,510)
Canadian Imperial Bank
of Commerce 3/17/23 USD 267,304 ZAR 4,639,060 (3,931)
Citibank 1/19/23 USD 259,619 ILS 893,090 5,327
Citibank 1/19/23 USD 51,596 INR 4,278,229 (58)
Citibank 1/19/23 USD 10,065 TWD 319,329 (348)
Citibank 1/20/23 USD 77,578 AUD 122,778 (6,090)
Citibank 1/20/23 USD 98,716 JPY 14,504,426 (12,116)
Citibank 1/20/23 USD 16,182 RON 82,021 (1,564)
Citibank 1/20/23 USD 23,059 RSD 2,650,754 (1,132)
Citibank 1/20/23 USD 173,517 SEK 1,940,998 (12,726)
Citibank 3/10/23 USD 28,574 PHP 1,619,933 (458)
Citibank 3/17/23 USD 7,685 GBP 6,288 68
Deutsche Bank 1/19/23 INR 454,952 USD 5,564 (71)
Deutsche Bank 1/19/23 USD 37,705 INR 3,102,150 251
Deutsche Bank 1/20/23 EUR 49,450 USD 52,726 285
Deutsche Bank 1/20/23 USD 43,896 EUR 42,611 (1,784)
Deutsche Bank 3/2/23 USD 2,510 BRL 13,292 21
Deutsche Bank 3/10/23 USD 2,093 MYR 9,150 (6)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 3/10/23 USD 90,599 THB 3,167,133 $ (1,473)
Deutsche Bank 3/17/23 USD 1,518 HUF 596,410 (46)
Goldman Sachs 1/19/23 INR 7,367,743 USD 89,484 (527)
Goldman Sachs 1/19/23 KRW 7,152,823 USD 5,421 253
Goldman Sachs 1/19/23 TWD 272,200 USD 8,854 21
Goldman Sachs 1/19/23 TWD 118,294 USD 3,898 (40)
Goldman Sachs 1/19/23 USD 38,606 INR 3,195,212 28
Goldman Sachs 1/19/23 USD 130,483 TWD 4,135,749 (4,374)
Goldman Sachs 1/20/23 CAD 7,246 USD 5,338 14
Goldman Sachs 1/20/23 EUR 96,550 USD 101,801 1,704
Goldman Sachs 1/20/23 USD 47,542 MXN 948,520 (934)
Goldman Sachs 1/20/23 USD 8,199 NZD 14,600 (1,073)
Goldman Sachs 3/10/23 CLP 2,021,373 USD 2,286 75
Goldman Sachs 3/10/23 PHP 344,955 USD 6,123 59
HSBC Bank 1/20/23 AUD 114,149 USD 73,503 4,285
HSBC Bank 1/20/23 SEK 286,305 USD 27,501 (29)
HSBC Bank 1/20/23 USD 7,794 EUR 7,877 (650)
HSBC Bank 3/10/23 USD 15,279 MYR 68,195 (362)
HSBC Bank 3/17/23 USD 2,022 HUF 791,831 (54)
JPMorgan Chase 1/20/23 AUD 3,657 USD 2,306 187
JPMorgan Chase 1/20/23 EUR 2,124 USD 2,242 35
JPMorgan Chase 1/20/23 USD 112 EUR 112 (8)
JPMorgan Chase 1/20/23 USD 51,972 MXN 1,056,857 (2,040)
JPMorgan Chase 3/17/23 GBP 117,037 USD 145,444 (3,680)
Morgan Stanley 1/19/23 USD 3,773 KRW 5,392,197 (504)
Morgan Stanley 1/20/23 AUD 34,922 USD 22,449 1,348
Morgan Stanley 1/20/23 CAD 9,325 USD 6,891 (3)
Morgan Stanley 1/20/23 EUR 796 USD 827 27
Morgan Stanley 1/20/23 JPY 22,381,261 USD 152,095 18,925
Morgan Stanley 1/20/23 MXN 895,468 USD 46,380 (616)
Morgan Stanley 1/20/23 SEK 244,682 USD 23,764 (286)
Morgan Stanley 1/20/23 USD 977 EUR 989 (84)
Morgan Stanley 1/20/23 USD 27,149 MXN 536,427 (266)
Morgan Stanley 1/20/23 USD 125,049 NZD 223,437 (16,857)
Morgan Stanley 3/2/23 USD 89,333 BRL 491,620 (2,699)
Morgan Stanley 3/10/23 CLP 3,995,766 USD 4,511 156
Natwest Bank 3/17/23 USD 910,790 GBP 742,151 11,842
RBC Dominion Securities 1/20/23 EUR 89,637 USD 95,749 345
RBC Dominion Securities 1/20/23 MXN 67,577 USD 3,422 32
RBC Dominion Securities 1/20/23 SEK 588,849 USD 56,615 (113)
RBC Dominion Securities 1/20/23 USD 48,604 JPY 6,584,508 (1,710)
RBC Dominion Securities 1/20/23 USD 261,005 MXN 5,188,976 (4,185)

T. ROWE PRICE Dynamic Global Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Standard Chartered 1/19/23 USD 63,393 KRW 90,939,835 $ (8,741)
Standard Chartered 1/20/23 NZD 5,923 USD 3,644 118
Standard Chartered 3/10/23 USD 20,851 MYR 91,411 (114)
State Street 1/19/23 ILS 24,357 USD 6,921 15
State Street 1/20/23 AUD 8,409 USD 5,779 (49)
State Street 1/20/23 CAD 87,018 USD 63,610 664
State Street 1/20/23 EUR 5,303 USD 5,256 429
State Street 1/20/23 JPY 12,263,689 USD 83,413 10,297
State Street 1/20/23 NZD 15,422 USD 8,914 880
State Street 1/20/23 SEK 57,476 USD 5,133 382
State Street 1/20/23 USD 96,135 AUD 144,640 (2,431)
State Street 1/20/23 USD 4,059 CAD 5,568 (53)
State Street 1/20/23 USD 50,366 EUR 48,641 (1,778)
State Street 1/20/23 USD 88,148 JPY 12,140,419 (4,620)
State Street 3/17/23 ZAR 94,354 USD 5,493 23
UBS Investment Bank 1/19/23 ILS 326,428 USD 95,987 (3,043)
UBS Investment Bank 1/19/23 USD 25,622 ILS 90,966 (279)
UBS Investment Bank 1/20/23 AUD 38,458 USD 26,085 123
UBS Investment Bank 1/20/23 CAD 15,522 USD 11,366 98
UBS Investment Bank 1/20/23 CAD 9,341 USD 6,900 —
UBS Investment Bank 1/20/23 EUR 150,426 USD 159,882 1,380
UBS Investment Bank 1/20/23 USD 26,711 AUD 42,153 (2,014)
UBS Investment Bank 1/20/23 USD 175,535 EUR 174,697 (11,745)
UBS Investment Bank 1/20/23 USD 43,725 NZD 77,894 (5,746)
UBS Investment Bank 1/20/23 USD 4,250 RON 19,860 (47)
UBS Investment Bank 2/17/23 USD 95,552 PLN 463,635 (9,828)
UBS Investment Bank 3/2/23 BRL 105,588 USD 19,783 (17)
UBS Investment Bank 3/10/23 CLP 4,006,987 USD 4,630 51
UBS Investment Bank 3/10/23 USD 24,163 PHP 1,368,515 (363)
UBS Investment Bank 3/17/23 CZK 1,064,648 USD 46,067 848
UBS Investment Bank 3/17/23 USD 53,424 CZK 1,237,399 (1,102)
UBS Investment Bank 3/17/23 USD 3,677 HUF 1,457,279 (145)
Wells Fargo 1/20/23 EUR 132,289 USD 139,411 2,407
Wells Fargo 3/10/23 CLP 6,039,968 USD 6,964 91
Net unrealized gain (loss) on open forward
currency exchange contracts $ (141,140)

T. ROWE PRICE Dynamic Global Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 3,145 Euro BTP contracts 3/23 (366,686) $ 26,838
Short, 334 Euro BUXL thirty year bond contracts 3/23 (48,352) 3,770
Short, 429 Japanese Bond ten year contracts 3/23 (475,483) 8,550
Long, 7,176 Republic of South Korea three year bond
contracts 3/23 587,076 (4,944)
Short, 997 Ultra U.S. Treasury Bonds contracts 3/23 (133,910) 809
Short, 1,742 Long Gilt ten year contracts 3/23 (210,389) 11,699
Net payments (receipts) of variation margin to date (41,204)
Variation margin receivable (payable) on open futures contracts $ 5,518

T. ROWE PRICE Dynamic Global Bond Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.30% $ — $ — $ 3,376++
Totals $ —# $ — $ 3,376+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
12/31/22
T. Rowe Price Government
Reserve Fund, 4.30% $ 142,332  ¤   ¤ $ 534,699
Total $ 534,699^
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $3,376 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $534,699.

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,579,854) $ 4,269,526
Restricted cash pledged for bilateral derivatives 153,161
Cash deposits on centrally cleared swaps 127,549
Unrealized gain on forward currency exchange contracts 66,189
Cash deposits on futures contracts 56,533
Interest receivable 46,385
Bilateral swap premiums paid 11,149
Foreign currency (cost $10,462) 10,361
Cash 8,442
Cash deposits on exchange-traded options 7,653
Variation margin receivable on futures contracts 5,518
Receivable for shares sold 3,141
Unrealized gain on bilateral swaps 1,847
Due from affiliates 1,345
Other assets 5,058
Total assets 4,773,857
Liabilities
Unrealized loss on forward currency exchange contracts 207,329
Obligation to return securities lending collateral 28,619
Bilateral swap premiums received 27,323
Payable for shares redeemed 19,326
Unrealized loss on bilateral swaps 3,061
Investment management fees payable 1,838
Variation margin payable on centrally cleared swaps 990
Options written (premiums $2,086) 541
Payable to directors 3
Other liabilities 234
Total liabilities 289,264
NET ASSETS $ 4,484,593

T. ROWE PRICE Dynamic Global Bond Fund
December 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (635,644)
Paid-in capital applicable to 526,546,757 shares of $0.01 par value capital stock outstanding; 18,000,000,000 shares of the
Corporation authorized 5,120,237
NET ASSETS $ 4,484,593
NET ASSET VALUE PER SHARE
Investor Class
($546,278,958 / 64,120,817 shares outstanding) $ 8.52
Advisor Class
($556,676 / 65,517 shares outstanding) $ 8.50
I Class
($731,408,045 / 85,882,057 shares outstanding) $ 8.52
Z Class
($3,206,349,727 / 376,478,366 shares outstanding) $ 8.52

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
Year
Ended
12/31/22
Investment Income (Loss)
Income
    Interest (net of foreign taxes of $573) $ 213,098
Dividend 5,878
Securities lending 1,382
Total income 220,358
Expenses
Investment management 22,659
Shareholder servicing
Investor Class $ 537
Advisor Class 1
I Class 61 599
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 17
I Class 3
Z Class 4 24
Custody and accounting 805
Registration 128
Legal and audit 105
Directors 12
Miscellaneous 42
Waived / paid by Price Associates (18,682)
Total expenses 5,693
Net investment income 214,665

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $175) (208,445)
Futures 194,893
Swaps 127,063
Options written (13,789)
Forward currency exchange contracts 225,432
Foreign currency transactions (2,508)
Net realized gain 322,646
Change in net unrealized gain / loss
Securities (159,051)
Futures 30,091
Swaps (23,878)
Options written 253
Forward currency exchange contracts (191,806)
Other assets and liabilities denominated in foreign currencies 465
Change in net unrealized gain / loss (343,926)
Net realized and unrealized gain / loss (21,280)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 193,385

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 214,665 $ 154,592
Net realized gain (loss) 322,646 (11,485)
Change in net unrealized gain / loss (343,926) (128,503)
Increase in net assets from operations 193,385 14,604
Distributions to shareholders
Net earnings
Investor Class (69,531) (6,219)
Advisor Class (75) (5)
I Class (102,522) (22,992)
Z Class (489,455) (163,650)
Decrease in net assets from distributions (661,583) (192,866)
Capital share transactions
*
(1)
Shares sold
Investor Class 719,584 53,846
Advisor Class 583 8
I Class 566,295 190,126
Z Class 243,322 1,292,815
Distributions reinvested
Investor Class 69,337 5,819
Advisor Class 61 2
I Class 101,781 22,960
Z Class 489,455 163,564
Shares redeemed
Investor Class (302,002) (332,790)
Advisor Class (161) (16)
I Class (422,336) (155,222)
Z Class (1,048,428) (639,451)
Increase in net assets from capital share transactions 417,491 601,661

T. ROWE PRICE Dynamic Global Bond Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/22 12/31/21
Net Assets
Increase (decrease) during period (50,707) 423,399
Beginning of period 4,535,300 4,111,901
End of period $ 4,484,593 $ 4,535,300
*Share information (000s)
(1)
Shares sold
Investor Class 73,434 5,429
Advisor Class 61 1
I Class 58,752 18,996
Z Class 25,271 129,736
Distributions reinvested
Investor Class 8,096 596
Advisor Class 7 –
I Class 11,754 2,358
Z Class 56,146 16,791
Shares redeemed
Investor Class (31,401) (33,165)
Advisor Class (17) (2)
I Class (44,241) (15,775)
Z Class (107,062) (64,771)
Increase in shares outstanding 50,800 60,194
(1)
Includes the exchange of activity from Investor Class or I Class, as applicable, to Z Class related to shares held by affiliated funds.

T. ROWE PRICE Dynamic Global Bond Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Dynamic Global Bond Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks high current income. The fund has four classes of shares: the Dynamic Global Bond Fund (Investor Class), the Dynamic Global Bond
Fund–Advisor Class (Advisor Class), the Dynamic Global Bond Fund–I Class (I Class)
and the Dynamic Global Bond Fund–Z Class (Z Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from
Investor Class to I Class is reflected in the Statement of Changes in Net Assets within the
Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services.
The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class;
separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE Dynamic Global Bond Fund

Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier,

T. ROWE PRICE Dynamic Global Bond Fund

or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate
Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial
Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered
Rate (LIBOR), and other interbank-offered based reference rates, through December 31,
2022. In December, 2022, FASB issued ASU 2022-06 which defers the sunset date of
Topic 848 from December 31, 2022, to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following

T. ROWE PRICE Dynamic Global Bond Fund

functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Dynamic Global Bond Fund

Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Dynamic Global Bond Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Dynamic Global Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 3,699,144 $ — $ 3,699,144
Common Stocks — 243 — 243
Private Investment Company
2
— — — 2,704
Short-Term Investments 506,080 — — 506,080
Securities Lending Collateral 28,619 — — 28,619
Options Purchased — 32,736 — 32,736
Total Securities 534,699 3,732,123 — 4,269,526
Swaps* — 88,745 — 88,745
Forward Currency Exchange
Contracts — 66,189 — 66,189
Futures Contracts* 51,666 — — 51,666
Total $ 586,365 $ 3,887,057 $ — $ 4,476,126
Liabilities
Options Written $ — $ 541 $ — $ 541
Swaps* — 83,473 — 83,473
Forward Currency Exchange
Contracts — 207,329 — 207,329
Futures Contracts* 4,944 — — 4,944
Total $ 4,944 $ 291,343 $ — $ 296,287
1
Includes Asset-Backed Securities, Bank Loans, Convertible Bonds, Corporate Bonds,
Government Bonds, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities
and U.S. Treasury Obligations.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of
Investments.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2022, the fund invested in derivative instruments.
As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of December 31, 2022, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Global Bond Fund

($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 794
Interest rate derivatives
Centrally Cleared Swaps
,
Futures
,
Securities^ 152,148
Foreign exchange derivatives
Forwards
,
Securities^ 69,335
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Securities^ 13,953
Equity derivatives Securities^ 3,106
^
,*
Total $ 239,336
^
,*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 32
Interest rate derivatives Centrally Cleared Swaps, Futures 11,819
Foreign exchange derivatives Forwards 207,329
Credit derivatives
Bilateral Swaps and Premiums
,
Centrally
Cleared Swaps
,
Options Written 77,107
Total $ 296,287
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of Assets and
Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying Portfolio of Investments.

T. ROWE PRICE Dynamic Global Bond Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 20,703 $ 20,703
Interest rate
derivatives 146,423 — 194,893 — 61,955 403,271
Foreign
exchange
derivatives (1,060) — — 225,432 — 224,372
Credit
derivatives (5,981) 2,915 — — 44,405 41,339
Equity
derivatives (17,843) (16,704) — — — (34,547)
Total $ 121,539 $ (13,789) $ 194,893 $ 225,432 $ 127,063 $ 655,138

T. ROWE PRICE Dynamic Global Bond Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-
traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties,
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ (17,173) $ (17,173)
Interest rate
derivatives 18,358 — 30,091 — 31,308 79,757
Foreign
exchange
derivatives (966) — — (191,806) — (192,772)
Credit
derivatives (2,876) 1,545 — — (38,013) (39,344)
Equity
derivatives 36 (1,292) — — — (1,256)
Total $ 14,552 $ 253 $ 30,091 $ (191,806) $ (23,878) $ (170,788)
^ Options purchased are reported as securities.

T. ROWE PRICE Dynamic Global Bond Fund

also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International Swaps and Derivatives Association master agreements
(ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition,
ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate.
Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements whereas
FX letters do not. Variation margin amounts are determined daily based on the net aggregate unrealized gain or loss on all non-cleared bilateral derivatives, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional variation margin required due to changes in security values is typically transferred the next business day.
Initial margin amounts are determined on a daily basis and calculated in accordance to global regulations on all bilateral derivatives, subject to an initial margin threshold
(typically $50,000,000 per counterparty) and a minimum transfer amount of $100,000 to $250,000 when initial margin amounts exceed the counterparty threshold. Any additional initial margin required due to changes in security values is typically transferred the next business day. Variation margin and initial margin are collectively referred to as collateral.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, and by the governments of France, Germany, Italy, Spain, or the
United Kingdom, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were

T. ROWE PRICE Dynamic Global Bond Fund

cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction.
This ability is subject to the liquidity of underlying positions. As of December 31, 2022, cash of $191,735,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
The following table summarizes the fund’s OTC and bilateral derivatives at the reporting date by loss exposure to each counterparty after consideration of collateral, if any.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-
($000s)
Gross Value on
Statements of Assets
and Liabilities
Net amount
due (to)/from
Counterparty
or Exchange
Collateral
Pledged
(Received) by
Fund
Loss
Exposure,
After
Collateral* (not
less than $0)
Counterparty Assets Liabilities
Bank of America $ 2,266 $ (59,037) $ (56,771) $ 54,180 $ —
Barclays Bank 1,837 (2,025) (188) 431 243
BNP Paribas 202 (12,586) (12,384) 11,610 —
Canadian Imperial
Bank of Commerce 28 (5,441) (5,413) 6,521 1,108
Citibank 5,395 (34,795) (29,400) 25,790 —
Credit Suisse 599 — 599 (600) —
Deutsche Bank 557 (3,380) (2,823) 2,910 87
Goldman Sachs 14,374 (17,422) (3,048) 1,300 —
HSBC Bank 4,285 (1,095) 3,190 (3,047) 143
JPMorgan Chase 3,912 (8,172) (4,260) 5,170 910
Morgan Stanley 45,312 (34,559) 10,753 (5,232) 5,521
Natwest Bank 11,842 — 11,842 (14,080) —
RBC Dominion
Securities 377 (6,008) (5,631) 6,430 799
Standard Chartered 118 (8,855) (8,737) 8,140 —
State Street 12,690 (8,931) 3,759 (4,492) —
UBS Investment
Bank 4,010 (34,329) (30,319) 30,460 141
Wells Fargo 2,498 — 2,498 (1,930) 568
Total $ 110,302 $ (236,635)
* In situations such as counterparty default or bankruptcy, the fund may have further rights of offset against amounts due to or from the counterparty under other agreements.

T. ROWE PRICE Dynamic Global Bond Fund

denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2022, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 55% and
80% of net assets.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates,

T. ROWE PRICE Dynamic Global Bond Fund

and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 28% and 84% of net assets.
Options   The fund is subject to interest rate risk, foreign currency exchange rate risk, credit risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates, currency values and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2022, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 34% and 79% of net assets.
Swaps  The fund is subject to interest rate risk, credit risk and inflation risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall

T. ROWE PRICE Dynamic Global Bond Fund

exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty
(bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying
Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the
Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of
Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally,

T. ROWE PRICE Dynamic Global Bond Fund

the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of December 31, 2022, the notional amount of protection sold by the fund totaled $125,620,000 (2.8% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 68% and 88% of net assets.

T. ROWE PRICE Dynamic Global Bond Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or
“junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however,

T. ROWE PRICE Dynamic Global Bond Fund

the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be
“covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Investment in Bona Fide Investments Feeder LLC  The fund invested in Bona Fide
Investments Feeder LLC (Bona Fide Investments Feeder), a private alternative debt investment fund offered by Gramercy Funds Management LLC (Gramercy). Bona Fide

T. ROWE PRICE Dynamic Global Bond Fund

Investments Feeder invests in the Bona Fide Investment Holdings LLC (underlying fund) which provides the fund exposure to alternative investments by acquiring sentencias (underlying interests), obligations owed to individual holders by the government of the Republic of Colombia that have been converted from judgments against various Colombian governmental agencies. Bona Fide Investments Feeder’s concentration of investments in sentencias through the underlying fund may expose it to greater risk than if its investments were spread across a large variety of investment instruments. In addition, Colombia has experienced and may in the future experience political and economic instability, which may increase the risk of investment loss. Bona
Fide Investments Feeder, and the underlying fund, are not subject to the same regulatory requirements as an open-end mutual fund, and, therefore, the investments and related valuations may not be transparent. Ownership interests in Bona Fide Investments
Feeder are not transferable and do not have redemption rights. In addition, the fund is subject to a 15-month commitment period after acquisition. These restrictions are subject to change at the sole discretion of Gramercy. Following the expiration of the commitment period, distributions attributable to the underlying interests, if any, will be received by the fund. As of December 31, 2022, the remaining restriction period on this investment was 8 months and the fund had a remaining unfunded commitment of
$2,733,000.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any

T. ROWE PRICE Dynamic Global Bond Fund

additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2022, the value of loaned securities was
$27,613,000; the value of cash collateral and related investments was $28,619,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $3,818,900,000 and $4,176,531,000, respectively, for the year ended December 31, 2022. Purchases and sales of U.S. government securities aggregated $804,288,000 and $401,175,000, respectively, for the year ended
December 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results

T. ROWE PRICE Dynamic Global Bond Fund

of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions, the character of net currency losses and the character of income on swaps.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2022, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2022, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to post-October loss deferrals, late-year ordinary loss deferrals and
($000s)
December 31,
2022
December 31,
2021
Ordinary income (including short-term capital gains,
if any) $ 551,379 $ 181,119
Long-term capital gain 110,204 11,747
Total distributions $ 661,583 $ 192,866
($000s)
Cost of investments $ 4,610,432
Unrealized appreciation $ 187,530
Unrealized depreciation (435,306)
Net unrealized appreciation (depreciation) $ (247,776)
($000s)
Net unrealized appreciation (depreciation) (247,776)
Loss carryforwards and deferrals (387,994)
Other temporary differences 126
Total distributable earnings (loss) $ (635,644)

T. ROWE PRICE Dynamic Global Bond Fund

straddle deferrals. The fund has elected to defer certain losses to the first day of the following fiscal year for post-October capital loss deferrals and late-year ordinary loss deferrals.
NOTE 6 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price Associates has
entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.20% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2022, the effective annual group fee rate was 0.29%.
Prior to April 30, 2022, the Investor Class's contractual expense limitation was 0.75%.
The Investor Class was subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding

T. ROWE PRICE Dynamic Global Bond Fund

interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Advisor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Dynamic Global Bond Fund

The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $9,000 remain subject to repayment by the fund at December 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended December 31, 2022, expenses incurred pursuant to these service agreements were $103,000 for Price Associates; $311,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor Class Advisor Class I Class Z Class
Expense limitation/I Class
Limit 0.75% 0.90% 0.05% 0.00%
Expense limitation date 04/30/22 04/30/24 04/30/24 N/A
(Waived)/repaid during the
period ($000s) $— $(1) $— $(18,681)

T. ROWE PRICE Dynamic Global Bond Fund

Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At December 31, 2022, approximately 28% of the I Class’s and 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2022, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 10,730 shares of the Advisor Class, representing 16% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.

T. ROWE PRICE Dynamic Global Bond Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Dynamic Global Bond Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Dynamic Global Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Dynamic Global Bond Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Dynamic Global Bond Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2023
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Dynamic Global Bond Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$400,505,000 from short-term capital gains
$117,193,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For shareholders subject to interest expense deduction limitation under Section
163(j), $179,960,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Dynamic Global Bond Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Dynamic Global Bond Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Dynamic Global Bond Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE Dynamic Global Bond Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2017
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company; Vice
President, International Funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Mariel Abreu (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jason Adams (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ulle Adamson, CFA (1979)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Roy H. Adkins (1970)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Syed H. Ali (1970)
Vice President
Vice President, Price Hong Kong, Price Singapore,
and T. Rowe Price Group, Inc.
Kennard W. Allen (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Paulina Amieva (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Malik S. Asif (1981)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Ziad Bakri, M.D., CFA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Harishankar Balkrishna (1983)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sheena L. Barbosa (1983)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jason A. Bauer (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Luis M. Baylac (1982)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
R. Scott Berg, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Steven E. Boothe, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Peter I. Botoucharov (1965)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tala Boulos (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher P. Brown, CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Shiu Tak (Sheldon) Chan (1981)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew Chang (1983)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Carolyn Hoi Che Chu (1974)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Vincent Chung (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Investment Analyst/Trader,
Observatory Capital Management LLP (to 2019)
Archibald Ciganer, CFA (1976)
Executive Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Richard N. Clattenburg, CFA (1979)
Executive Vice President
Vice President, Price Singapore, T. Rowe Price,
T. Rowe Price Group, Inc., Price International, and
T. Rowe Price Trust Company
Michael F. Connelly, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard de los Reyes (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Michael Della Vedova (1969)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Iona Dent, CFA (1991)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Associate, Equity Research,
Deutsche Bank (to 2018)
Maria Elena Drew (1973)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shawn T. Driscoll (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Bridget A. Ebner (1970)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David J. Eiswert, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Dawei Feng (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.; formerly, Head of China Consumer in
Equity Research, Credit Lyonnais Asia-Pacific (to
2018)
Ryan W. Ferro (1985)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Mark S. Finn, CFA, CPA (1963)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Quentin S. Fitzsimmons (1968)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Justin T. Gerbereux, CFA (1975)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Aaron Gifford, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Vishnu V. Gopal (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Joel Grant (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Benjamin Griffiths, CFA (1977)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Gianluca Guicciardi (1983)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shaoyu Guo (1992)
Vice President
Vice President, Price Hong Kong; formerly,
Economist, J.P. Morgan (to 2020)
Richard L. Hall (1979)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Nabil Hanano, CFA (1984)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jeffrey Holford, Ph.D., ACA (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Jeffries
Financial Group (to 2018)
Stefan Hubrich, Ph.D., CFA (1974)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Arif Husain, CFA (1972)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Tetsuji Inoue (1971)
Vice President
Vice President, Price Hong Kong, T. Rowe Price
Group, Inc., and Price International
Michael Jacobs (1971)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Randal S. Jenneke (1971)
Vice President
Vice President, T. Rowe Price Group, Inc.
Prashant G. Jeyaganesh (1983)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Nina P. Jones, CPA (1980)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Yoichiro Kai (1973)
Vice President
Vice President, Price Singapore, T. Rowe Price
Group, Inc., and Price International
Jacob H. Kann, CFA (1987)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Jai Kapadia (1982)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Andrew J. Keirle (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Takanori Kobayashi (1981)
Vice President
Vice President, Price Japan, T. Rowe Price Group,
Inc., and Price International
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher J. Kushlis, CFA (1976)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Shengrong Lau (1982)
Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Lu Liu (1979)
Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Johannes Loefstrand (1988)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Anh Lu (1968)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Sebastien Mallet (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Jennifer Martin (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ryan Martyn (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Colin McQueen (1967)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Investment Manager,
Global Equities, Sanlam FOUR Investments UK
Limited (to 2019)
Raymond A. Mills, Ph.D., CFA (1960)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., Price International, and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Jihong Min (1979)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Eric C. Moffett (1974)
Executive Vice President
Vice President, Price Singapore and T. Rowe Price
Group, Inc.
Ivan Morozov, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Samy B. Muaddi, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Tobias Fabian Mueller, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Razan Nasser (1985)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International; formerly, Senior Economist, HSBC
Bank Middle East Ltd (to 2019)
Philip A. Nestico (1976)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sridhar Nishtala (1975)
Vice President
Director and Vice President, Price Singapore; Vice
President, T. Rowe Price Group, Inc.
Kenneth A. Orchard (1975)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Oluwaseun Oyegunle, CFA (1984)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Todd Reese (1990)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Melanie A. Rizzo (1982)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
David L. Rowlett, CFA (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Federico Santilli, CFA (1974)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Nikolaj Schmidt (1975)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Sebastian Schrott (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Bin Shen, CFA (1987)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
John C.A. Sherman (1969)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Weijie (Vivian) Si (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Scott D. Solomon, CFA (1981)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Joshua K. Spencer, CFA (1973)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
David Stanley (1963)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Saurabh Sud, CFA (1985)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Senior Vice President, PIMCO
(to 2018)
Taymour R. Tamaddon, CFA (1976)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Ju Yen Tan (1972)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Sin Dee Tan, CFA (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Siby Thomas (1979)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Justin Thomson (1968)
President
Director, Price Hong Kong; Vice President, T. Rowe
Price Group, Inc.; Director and Vice President, Price
International
Willem Visser (1979)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Christopher Vost (1989)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Zenon Voyiatzis (1971)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Verena E. Wachnitz, CFA (1978)
Executive Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. ROWE PRICE Dynamic Global Bond Fund

Name (Year of Birth)
Position Held With International Funds Principal Occupation(s)
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Hiroshi Watanabe, CFA (1975)
Vice President
Director and Vice President, Price Japan; Vice
President, T. Rowe Price Group, Inc.
James Woodward, CFA (1974)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Marta Yago (1977)
Vice President
Vice President, T. Rowe Price Group, Inc., and Price
International
Benjamin T. Yeagle (1978)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Ernest C. Yeung, CFA (1979)
Executive Vice President
Director and Vice President, Price Hong Kong; Vice
President, T. Rowe Price Group, Inc.
Wenli Zheng (1979)
Executive Vice President
Vice President, Price Hong Kong and T. Rowe Price
Group, Inc.
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202302-2582416
F35-050 2/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$41,909	$40,759
Audit-Related Fees	-	-
Tax Fees	-	5,742
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,037,000 and $3,732,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2023